Emerging Markets Equity Portfolio Investment Strategy - Emerging Markets Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	The Portfolio normally invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. The Portfolio invests primarily in common stocks, but may also invest in other types of equity securities, including but not limited to, preferred stocks and American Depositary Receipts (ADRs) and other depositary receipts for those securities. Emerging market countries include countries determined by the Portfolio’s adviser to have emerging market economies, taking into account a number of factors, such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries include, but are not limited to, all countries that comprise the MSCI Emerging Markets Index. A company is considered to be an emerging market company if the adviser determines that the company meets one or more of the following criteria: the company •is organized under the laws of, or has its principal office in an emerging market country; •has its principal securities trading market in an emerging market country; and/or •derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country. The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. Such investments will not exceed 20% of the net assets of the Portfolio. The Portfolio may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests. The Portfolio may invest in companies of any size. The Portfolio may invest in securities of any market sector and, from time to time, as a result of the adviser’s stock selection process, may hold a significant amount of securities of companies within a single sector, such as the information technology sector. The adviser may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region. The Portfolio currently anticipates that it will have significant exposure to Mainland China equity and equity-related securities including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means. Further, the Portfolio may hold and maintain large positions in a single or small number of securities as a result of the adviser’s investment strategy. In seeking to achieve the Portfolio’s investment objective the adviser invests in quality companies and is an active, engaged owner. The adviser evaluates every company against quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. The specific factors considered may vary depending on the type of company being evaluated. Consideration of ESG factors may not be determinative in the adviser’s investment process and the adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio. The adviser seeks to understand what is changing in companies, industries and markets but is not being priced into the market or is being mispriced. Through fundamental research, supported by a global research presence and proprietary tools, the adviser seeks to identify companies whose quality is not yet fully recognized by the market.